Document and Entity Information	Jul. 21, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001863294
Document Type	8-K
Document Period End Date	Jul. 21, 2023
Entity Registrant Name	DA32 Life Science Tech Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40676
Entity Tax Identification Number	86-3352988
Entity Address, Address Line One	345 Park Avenue South
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	(212)
Local Phone Number	551-1600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	DALS
Security Exchange Name	NASDAQ